Condensed Interim Consolidated Statements of Operations and Comprehensive Loss	3 Months Ended				9 Months Ended				12 Months Ended
	Jun. 30, 2024 USD ($) $ / shares shares		Jun. 30, 2023 USD ($) $ / shares shares		Jun. 30, 2024 USD ($) $ / shares shares		Jun. 30, 2023 USD ($) $ / shares shares		Sep. 30, 2023 USD ($) $ / shares shares		Sep. 30, 2022 USD ($) $ / shares shares		Sep. 30, 2022 CAD ($) shares
Revenues
Oil and gas sales			$ 156,716		$ 75,466		$ 541,459		$ 665,623		$ 815,391
Royalty income	2,671		303		11,190		18,140		23,204		63,068
Total revenues	2,671		157,019		86,656		559,599		688,827		878,459
Operating expenses
Lease operating expense	10,421		235,511		165,305		762,668		879,471		829,194
General and administrative	629,836		788,659		1,674,738		3,014,307		3,536,118		2,796,395
Depletion and depreciation	14,875		37,286		54,829		120,459		154,834		105,503
Accretion on asset retirement obligations	9,198		7,994		27,594		23,982		31,976		55,030
Loss on settlement of asset retirement obligations									66,067
Total operating expenses	(664,330)		(1,069,450)		(1,922,466)		(3,921,416)		(4,668,466)		(3,786,122)
Loss from operations	(661,659)		(912,431)		(1,835,810)		(3,361,817)		(3,979,639)		(2,907,663)
Other income (expense)
Interest income			108				108		108		5,895
Other income			6,000		8,000		18,000		24,000		24,000
Foreign exchange gain (loss)	5,146		(3,310)		5,087		(7,690)		(3,671)		7,429
Interest and debt expense	(97,191)		(1,026)		(98,217)		(2,208)
Loss on debt extinguishment	(495,051)				(495,051)
Forgiveness of loan payable											7,800		$ 10,000
Finance expense									(4,259)		(30,586)
Change in fair value of warrant liability			136				22,570		22,570		178,509
Gain on settlement of warrant liability			930				930		930
Total other income (expense)	(587,096)		2,838		(580,181)		31,710		39,678		193,047
Net loss and comprehensive loss	(1,248,755)		(909,593)		(2,415,991)		(3,330,107)		(3,939,961)		(2,714,616)
Deemed dividend arising from warrant modification			(543,234)				(543,234)		(543,234)
Net loss attributable to common stockholders	$ (1,248,755)		$ (1,452,827)		$ (2,415,991)		$ (3,873,341)		$ (4,483,195)		$ (2,714,616)
Basic loss per common share | $ / shares	$ (2.26)		$ (2.96)		$ (4.38)		$ (7.97)		$ (8.81)		$ (7.04)
Diluted loss per common share | $ / shares	$ (2.26)		$ (2.96)		$ (4.38)		$ (7.97)		$ (8.81)		$ (7.04)
Weighted average number of common shares outstanding - Basic | shares	551,503	[1]	491,036	[1]	551,503	[1]	485,779	[1]	508,813	[2]	385,756	[2]	385,756	[2]
Weighted average number of common shares outstanding - Diluted | shares	551,503	[1]	491,036	[1]	551,503	[1]	485,779	[1]	508,813	[2]	385,756	[2]	385,756	[2]

[1]	The number of shares has been restated to reflect the 4:1 reverse stock split effective on October 23, 2023 (Note 1). All historical share and per share amounts reflected in this report have been adjusted to reflect the reverse stock split (Note 1).
[2]	The number of shares has been restated to reflect the 60:1 reverse stock split effective on November 2, 2022 and the 4:1 reverse stock split effective on October 23, 2023 (Note 1). All historical share and per share amounts reflected in this report have been adjusted to reflect the reverse stock splits.